Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 04, 2022	Mar. 31, 2021
Warrants [Abstract]
Warrants issued				$ 412,299	$ 489,812
Fair value of the warrants		$ 60,454	$ 77,551